Allowance for Credit Losses (Details) (USD $)	12 Months Ended
	Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2009		Dec. 31, 2011	Jan. 02, 2010
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans Receivable, Fair Value Disclosure	$ 8,804,000,000		$ 3,321,000,000
Allowance for Loan and Lease Losses [Roll Forward]
Allowance for Loan and Lease Losses, January 1	41,885,000,000		37,200,000,000		23,071,000,000	[1]
Loans and Leases Charged Off	(24,742,000,000)		(37,390,000,000)		(35,483,000,000)
Recoveries of Loans and Leases Previously Charged Off	3,909,000,000		3,056,000,000		1,795,000,000
Net Charge-Offs	(20,833,000,000)		(34,334,000,000)		(33,688,000,000)
Provision for Loan and Lease Losses	13,629,000,000		28,195,000,000		48,366,000,000
Other	(898,000,000)		36,000,000		(549,000,000)
Allowance for Loan and Lease Losses, December 31	33,783,000,000		41,885,000,000		37,200,000,000
Reserve For Unfunded Lending Commitments, January 1	1,188,000,000		1,487,000,000		421,000,000		714,000,000
Provision for unfunded lending commitments	(219,000,000)		240,000,000		204,000,000
Other	(255,000,000)		(539,000,000)		862,000,000
Allowance For Credit Losses, December 31	34,497,000,000		43,073,000,000		38,687,000,000
Allowance for loan and lease losses related to the adoption of new consolidation guidance								10,800,000,000
Held to Maturity Debt Securities Received in Exchange for Credit Card Loans Received					7,800,000,000
Increase Associated With Reclassification To Other Assets For Amount Reimbursable for Securitization					340,000,000
Purchased Credit-Impaired Loans [Member]
Allowance for Loan and Lease Losses [Roll Forward]
Allowance for Loan and Lease Losses, January 1	6,429,000,000		3,900,000,000
Allowance for Loan and Lease Losses, December 31	8,459,000,000		6,429,000,000		3,900,000,000
Provision for credit losses	2,200,000,000		2,200,000,000		3,500,000,000
Home Loans [Member]
Allowance for Loan and Lease Losses [Roll Forward]
Allowance for Loan and Lease Losses, January 1	19,252,000,000		16,329,000,000	[1]
Loans and Leases Charged Off	(9,291,000,000)		(10,915,000,000)
Recoveries of Loans and Leases Previously Charged Off	894,000,000		396,000,000
Net Charge-Offs	(8,397,000,000)		(10,519,000,000)
Provision for Loan and Lease Losses	10,300,000,000		13,335,000,000
Other	(76,000,000)		107,000,000
Allowance for Loan and Lease Losses, December 31	21,079,000,000		19,252,000,000
Allowance For Credit Losses, December 31	21,079,000,000		19,252,000,000
Allowance for loan and lease losses related to the adoption of new consolidation guidance								573,000,000
Home Loans [Member] | Purchased Credit-Impaired Loans [Member]
Allowance for Loan and Lease Losses [Roll Forward]
Allowance for Loan and Lease Losses, January 1							8,459,000,000
Allowance for Loan and Lease Losses, December 31	8,459,000,000		6,417,000,000				8,459,000,000
Credit Card and Other Consumer [Member]
Allowance for Loan and Lease Losses [Roll Forward]
Allowance for Loan and Lease Losses, January 1	15,463,000,000		22,243,000,000	[1]
Loans and Leases Charged Off	(12,247,000,000)		(20,865,000,000)
Recoveries of Loans and Leases Previously Charged Off	2,124,000,000		2,034,000,000
Net Charge-Offs	(10,123,000,000)		(18,831,000,000)
Provision for Loan and Lease Losses	4,025,000,000		12,115,000,000
Other	(796,000,000)		(64,000,000)
Allowance for Loan and Lease Losses, December 31	8,569,000,000		15,463,000,000		22,243,000,000	[1]
Allowance For Credit Losses, December 31	8,569,000,000		15,463,000,000
Allowance for loan and lease losses related to the adoption of new consolidation guidance								10,200,000,000
Transfer of Reserves to Loans Held For Sale Related to Business Segment Divestiture	449,000,000
Reduction in Allowance For Loan Loss Due to Exchange of Assets for Held To Maturity Debt Securities					750,000,000
Loan Amount Exchanged for Held to Maturity Debt Securities					8,500,000,000
Commercial [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans Receivable, Fair Value Disclosure	6,614,000,000	[2],[3]	3,321,000,000
Allowance for Loan and Lease Losses [Roll Forward]
Allowance for Loan and Lease Losses, January 1	7,170,000,000		9,416,000,000	[1]
Loans and Leases Charged Off	(3,204,000,000)		(5,610,000,000)
Recoveries of Loans and Leases Previously Charged Off	891,000,000		626,000,000
Net Charge-Offs	(2,313,000,000)		(4,984,000,000)
Provision for Loan and Lease Losses	(696,000,000)		2,745,000,000
Other	(26,000,000)		(7,000,000)
Allowance for Loan and Lease Losses, December 31	4,135,000,000		7,170,000,000
Reserve For Unfunded Lending Commitments, January 1	1,188,000,000		1,487,000,000				714,000,000
Provision for unfunded lending commitments	(219,000,000)		240,000,000
Other	(255,000,000)		(539,000,000)
Allowance For Credit Losses, December 31	4,849,000,000		8,358,000,000
Commercial [Member] | Purchased Credit-Impaired Loans [Member]
Allowance for Loan and Lease Losses [Roll Forward]
Allowance for Loan and Lease Losses, December 31			12,000,000
Cumulative-Effect Adjustment, Consolidation of Variable Interest Entity [Member]
Allowance for Loan and Lease Losses [Roll Forward]
Allowance for Loan and Lease Losses, December 31					$ 47,988,000,000	[1]

[1]	The 2010 balance includes $10.8 billion of allowance for loan and lease losses related to the adoption of new consolidation guidance. This includes $573 million for the home loans portfolio segment and $10.2 billion for the credit card and other consumer portfolio segment.
[2]	Home loans includes $3.6 billion of fully-insured loans, $770 million of nonperforming loans and $119 million of TDRs that were removed from the Countrywide PCI loan portfolio prior to the adoption of accounting guidance on PCI loans effective January 1, 2010.
[3]	Certain consumer loans are accounted for under the fair value option and include residential mortgage loans of $906 million and discontinued real estate loans of $1.3 billion at December 31, 2011. Certain commercial loans are accounted for under the fair value option and include U.S. commercial loans of $2.2 billion and non-U.S. commercial loans of $4.4 billion at December 31, 2011. See Note 22 – Fair Value Measurements and Note 23 – Fair Value Option for additional information.